Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	¥ 647,178	$ 99,470	¥ 540,503
Amount due from related parties
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	36,792	5,655	32,492
Investments
Variable Interest Entity [Line Items]
Maximum exposure to loss in non-consolidated VIEs	¥ 610,386	$ 93,815	¥ 508,011